COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2019
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES
17.	COMMITMENTS AND CONTINGENCIES

From time to time, the Company contracts with third-party service providers to perform maintenance or overhaul activities on its off-lease aircraft.

On February 28, 2018, the Company agreed to acquire 21 Airbus A320neo family aircraft to be leased to AirAsia Group Berhad (“AirAsia”) and its affiliated airlines as the aircraft deliver from the manufacturer (“Portfolio B”). The first of these aircraft was delivered in the fourth quarter of 2019. The Company also acquired options to purchase up to 20 Airbus A320neo family aircraft, not subject to lease, delivering from the manufacturer (“Portfolio C”). The Company did not exercise its options with respect to any of the Portfolio C aircraft delivering in 2019. In August 2019, the Company exercised options with respect to eight Portfolio C aircraft to be delivered in 2020 and 2021. The Company has options remaining to purchase up to nine Portfolio C aircraft delivering between 2021 and 2025.

On October 31, 2019, the Company agreed to sell six aircraft to Horizon Aircraft Finance III Limited and Horizon Aircraft Finance III LLC (together, “Horizon III”) for an aggregate base purchase price of $150.5 million, subject to adjustment based on rents and maintenance reserves in respect of the aircraft (the “Horizon III Transaction”). The Company classified these aircraft as flight equipment held for sale as of October 31, 2019. The Company sold one of these aircraft in December 2019 and two aircraft subsequent to year end. The remaining three aircraft are expected to be sold in the first quarter of 2020. The Company also purchased $3.1 million, or 3%, of the equity certificates issued by Horizon III Limited in connection with the Horizon III Transaction, which are subject to a seven-year lock-up agreement. The investment initially will be accounted for at cost and changes in fair value will be recognized into income.

In 2019, the Company also agreed to sell two engines as the result of an aircraft part out and one other aircraft. These flight equipment were sold in January 2020.